Net Income (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of calculation of basic and diluted earnings per share

	Year Ended December 31,
	2019	2018
Basic net (loss) income per common share
Numerator:
Basic net (loss) income attributable to AdaptHealth Corp.	$(14,995,895)	$23,260,347

Denominator:
Basic and diluted weighted average shares outstanding	22,557,213	11,899,898

Basic and diluted net (loss) income per share attributable to Class A shareholders	$(0.66)	$1.95